Mineral interests	9 Months Ended
Mar. 31, 2012
Mineral Interests Disclosure [Abstract]
Mineral interests
8. Mineral interests

Kimber’s mineral interests relate to mineral rights for the Monterde property located in the State of Chihuahua, Mexico.

Kimber holds mineral rights to the Pericones and Setago properties in State of Estado de Mexico, Mexico and the State of Chihuahua, Mexico. All expenditures on these two properties have been written off or expensed previously.

During the nine month period ended March 31, 2012 Kimber capitalized $9,025,120 of costs to mineral interests (nine months to March 31, 2011; $2,964,596).

Schedule of Mineral Interests
		Expenditures		Expenditures
	March 31,	during the	June 30,	during the	July 1,
MEXICO	2012	period	2011	period	2010
	$	$	$	$	$

Monterde Property
Acquisition	3,257,567	142,813	3,114,754	103,845	3,010,909

Exploration
Amortization	796,048	71,378	724,670	89,621	635,049
Assays	5,513,124	1,229,336	4,283,788	482,902	3,800,886
Drilling	19,794,877	4,621,852	15,173,025	2,042,686	13,130,339
Engineering	4,076,742	600,945	3,475,797	809,735	2,666,062
Environmental study	1,574,032	149,660	1,424,372	93,805	1,330,567
Field, office	2,549,787	534,595	2,015,192	575,186	1,440,006
Geological, geophysical	8,892,556	746,343	8,146,213	998,730	7,147,483
Legal	929,482	75,365	854,117	98,939	755,178
Maps, reports, reproductions	1,310,706	81,931	1,228,775	96,523	1,132,252
Metallurgy	1,219,811	166,105	1,053,706	167,429	886,277
Road and drill site construction	2,276,745	91,155	2,185,590	142,763	2,042,827
Salaries and wages	986,867	71,936	914,931	93,388	821,543
Scoping study	25,482	-	25,482	-	25,482
Socioeconomic studies	65,301	-	65,301	-	65,301
Stakeholder costs	69,174	-	69,174	-	69,174
Supplies	2,620,515	324,616	2,295,899	287,170	2,008,729
Travel, accommodation	1,905,432	117,090	1,788,342	109,045	1,679,297
	54,606,681	8,882,307	45,724,374	6,087,922	39,636,452
Total mineral interests	57,864,248	9,025,120	48,839,128	6,191,767	42,647,361

Monterde Property

The Monterde Property consists of the Monterde concessions, the contiguous El Coronel concessions and staked concessions. The entire Monterde Property comprises of 35 mineral concessions totalling 29,296 hectares in the Sierra Madre in the State of Chihuahua, Mexico.

Monterde concessions

Kimber owns a 100% interest in the Monterde concessions having acquired the concessions by payment of total consideration of $1,477,043 (US$1,129,900).

El Coronel concessions

Kimber owns a 100% interest in the El Coronel mineral concessions by having made total payments of $1,206,958 (US$1,000,000).

Staked concessions

Kimber has a 100% interest in concessions that were staked adjacent to the Monterde concessions and El Coronel concessions. There are no payment obligations for these staked concessions aside from semi-annual taxes.

Pericones and Setago Properties

The Pericones Property is located approximately 160 southwest of Mexico City and covers 11,890 hectares. The Setago Property lies approximately 24 kilometres to the west of Monterde and covers 10,069 hectares. Expenditures on both these properties were impaired in previous periods.